GAIN/(LOSS) ON SALE OF ASSETS AND TERMINATION OF CHARTERS (Gain on Sale of Vessels) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) containership	Dec. 31, 2018 USD ($) containership	Dec. 31, 2017 USD ($) vessel
Property, Plant and Equipment [Line Items]
Loss/(gain) on sale of assets and termination of charters	$ 0	$ 2,578	$ (1,124)
Proceeds from sale of vessels and termination of charters	0	145,654	74,791
Gain/(Loss)	$ 0	$ (2,578)	$ (1,699)
Number of vessels sold | containership	0	1
Crude Oil Tankers
Property, Plant and Equipment [Line Items]
Number of vessels sold | vessel			4
Front Circassia
Property, Plant and Equipment [Line Items]
Loss/(gain) on sale of assets and termination of charters		$ 1,400
Proceeds from sale of vessels and termination of charters		17,900
Compensation received on termination of charters, notes receivable		4,400
SFL Avon
Property, Plant and Equipment [Line Items]
Loss/(gain) on sale of assets and termination of charters		200
Front Page
Property, Plant and Equipment [Line Items]
Loss/(gain) on sale of assets and termination of charters		(300)
Front Stratus
Property, Plant and Equipment [Line Items]
Loss/(gain) on sale of assets and termination of charters		(200)
Front Serenade
Property, Plant and Equipment [Line Items]
Loss/(gain) on sale of assets and termination of charters		(300)
Front Page, Front Stratus Front Serenade
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels and termination of charters		22,500
Compensation received on termination of charters, notes receivable		3,400
Front Ariake
Property, Plant and Equipment [Line Items]
Loss/(gain) on sale of assets and termination of charters		(1)
Compensation received on termination of charters, notes receivable		3,400
Front Falcon
Property, Plant and Equipment [Line Items]
Loss/(gain) on sale of assets and termination of charters		$ 1,800
Sale of oil tanker- Front Century
Property, Plant and Equipment [Line Items]
Loss/(gain) on sale of assets and termination of charters			$ 26
Sale of oil tanker- Front Brabant
Property, Plant and Equipment [Line Items]
Loss/(gain) on sale of assets and termination of charters			1,700
Front Scilla
Property, Plant and Equipment [Line Items]
Loss/(gain) on sale of assets and termination of charters			1,100
Sale of oil tanker- Front Ardenne
Property, Plant and Equipment [Line Items]
Loss/(gain) on sale of assets and termination of charters			(300)
MSC Alice
Property, Plant and Equipment [Line Items]
Loss/(gain) on sale of assets and termination of charters			$ (700)
Term of time charter			5 years